Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ thousands)	Revenue ($ thousands)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)(5)
2025	$15,303,551	$14,755,842	$6,266,314	$6,167,705	$133	$120	$99,652	$761,407
2024	$9,890,081	$22,847,241	$3,990,120	$9,425,646	$193	$91	$141,209	$675,040
2023	$9,337,734	$15,757,507	$3,859,740	$6,755,598	$124	$92	$106,140	$482,375
2022	$7,352,757	$9,573,427	$2,979,057	$3,906,349	$78	$89	$101,418	$401,858
2021	$10,984,638	$4,250,676	$5,343,525	$2,622,461	$76	$99	$112,512	$365,978

Named Executive Officers, Footnote
Dr. Belanoff was the CEO and President for each of 2025, 2024, 2023, 2022 and 2021.
The non-CEO named executive officers reflects the following individuals in each year:
2025: Dr. Guyer and Messrs. Maduck, Mokari and Robb
2024: Dr. Guyer and Messrs. Maduck, Mokari and Robb
2023: Dr. Guyer and Messrs. Maduck, Mokari and Robb
2022: Dr. Hunt and Messrs. Maduck, Mokari and Robb
2021: Dr. Hunt and Messrs. Maduck, Mokari and Robb

Peer Group Issuers, Footnote	The Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the Nasdaq Biotechnology Index (“NBI”).
PEO Total Compensation Amount	$ 15,303,551	$ 9,890,081	$ 9,337,734	$ 7,352,757	$ 10,984,638
PEO Actually Paid Compensation Amount	$ 14,755,842	22,847,241	15,757,507	9,573,427	4,250,676
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to deduct the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and add changes in fair value of equity awards from the prior year end in accordance with Item 402(v) of Regulation S-K, for each covered year. Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the CAP to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
For CEO:
Summary Compensation Table Total	$15,303,551	$9,890,081	$9,337,734	$7,352,757	$10,984,638
- Summary Compensation Table “Option Awards” column value	(12,907,718)	(7,010,548)	(6,911,901)	(5,536,424)	(9,290,888)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	6,530,005	12,171,131	7,629,752	4,812,726	4,463,817
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(3,141,785)	5,019,434	3,113,564	384,719	(2,243,056)
+ vest date fair value of equity awards granted in the covered year	3,426,524	2,354,418	1,612,966	1,539,784	1,337,023
+/- change in fair value of prior-year equity awards vested in the fiscal year	5,545,265	422,725	975,392	1,019,865	(1,000,858)
Compensation Actually Paid	$14,755,842	$22,847,241	$15,757,507	$9,573,427	$4,250,676
For Non-CEO NEOs (Average):
Summary Compensation Table Total	$6,266,314	$3,990,120	$3,859,740	$2,979,057	$5,343,525
- Summary Compensation Table “Option Awards” column value	(5,163,087)	(2,804,219)	(2,764,760)	(2,100,777)	(4,550,473)
- Summary Compensation Table “Stock Awards” column value	(88,025)	(52,674)	(90,100)	(17,699)	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	2,655,164	4,960,427	3,176,640	1,824,946	2,558,473
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(1,249,241)	2,158,367	1,500,445	183,637	(821,551)
+ vest date fair value of equity awards granted in the covered year	1,370,592	941,758	645,179	569,394	424,525
+/- change in fair value of prior-year equity awards vested in the fiscal year	2,375,988	231,867	428,454	467,791	(332,038)
Compensation Actually Paid	$6,167,705	$9,425,646	$6,755,598	$3,906,349	$2,622,461

Non-PEO NEO Average Total Compensation Amount	$ 6,266,314	3,990,120	3,859,740	2,979,057	5,343,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,167,705	9,425,646	6,755,598	3,906,349	2,622,461
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to deduct the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and add changes in fair value of equity awards from the prior year end in accordance with Item 402(v) of Regulation S-K, for each covered year. Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the CAP to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2025	2024	2023	2022	2021
For CEO:
Summary Compensation Table Total	$15,303,551	$9,890,081	$9,337,734	$7,352,757	$10,984,638
- Summary Compensation Table “Option Awards” column value	(12,907,718)	(7,010,548)	(6,911,901)	(5,536,424)	(9,290,888)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	6,530,005	12,171,131	7,629,752	4,812,726	4,463,817
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(3,141,785)	5,019,434	3,113,564	384,719	(2,243,056)
+ vest date fair value of equity awards granted in the covered year	3,426,524	2,354,418	1,612,966	1,539,784	1,337,023
+/- change in fair value of prior-year equity awards vested in the fiscal year	5,545,265	422,725	975,392	1,019,865	(1,000,858)
Compensation Actually Paid	$14,755,842	$22,847,241	$15,757,507	$9,573,427	$4,250,676
For Non-CEO NEOs (Average):
Summary Compensation Table Total	$6,266,314	$3,990,120	$3,859,740	$2,979,057	$5,343,525
- Summary Compensation Table “Option Awards” column value	(5,163,087)	(2,804,219)	(2,764,760)	(2,100,777)	(4,550,473)
- Summary Compensation Table “Stock Awards” column value	(88,025)	(52,674)	(90,100)	(17,699)	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	2,655,164	4,960,427	3,176,640	1,824,946	2,558,473
+/- change in fair value of outstanding and unvested equity awards granted in prior years	(1,249,241)	2,158,367	1,500,445	183,637	(821,551)
+ vest date fair value of equity awards granted in the covered year	1,370,592	941,758	645,179	569,394	424,525
+/- change in fair value of prior-year equity awards vested in the fiscal year	2,375,988	231,867	428,454	467,791	(332,038)
Compensation Actually Paid	$6,167,705	$9,425,646	$6,755,598	$3,906,349	$2,622,461

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Increase revenue by expanding endocrinology business and establishing an oncology business
Advance our clinical development programs in endocrinology, oncology, neurology and metabolism
Identify promising new drug product candidates

Total Shareholder Return Amount	$ 133	193	124	78	76
Peer Group Total Shareholder Return Amount	120	91	92	89	99
Net Income (Loss)	$ 99,652,000	$ 141,209,000	$ 106,140,000	$ 101,418,000	$ 112,512,000
Company Selected Measure Amount	761,407,000	675,040,000	482,375,000	401,858,000	365,978,000
PEO Name	Dr. Belanoff	Dr. Belanoff	Dr. Belanoff	Dr. Belanoff	Dr. Belanoff
Additional 402(v) Disclosure
Total Stockholder Return is determined based on the value of an initial fixed investment of $100 at December 31, 2020.
2025 Most Important Measures to Determine Compensation Actually Paid
As required by Item 402 (v) of Regulation S-K, we have identified the following performance measures as being the most important in linking actual compensation paid to our executives to our performance. We believe short- and long-term shareholder value is best created by expanding our commercial business serving patients with hypercortisolism (Cushing’s syndrome) and developing our proprietary selective cortisol modulators as treatments for other diseases with serious medical need. The performance measures we use to evaluate our executives’ performance are described below. For more information refer to the “Elements of Executive Compensation” of this proxy statement.
Pay versus Performance Comparative Disclosure
	The following reflect the relationships between (i) CAP to our CEO, and the average of CAP to our non-CEO NEOs, to our cumulative total shareholder return and our cumulative total shareholder return (“TSR”) to our peer group (as defined above) TSR, (ii) CAP to our CEO, and the average of CAP to our non-CEO NEOs, to our revenues, and (iii) CAP to our CEO, and the average of CAP to our non-CEO NEOs, to our net income, in each case for the years 2021 through 2025.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,530,005	$ 12,171,131	$ 7,629,752	$ 4,812,726	$ 4,463,817
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,141,785)	5,019,434	3,113,564	384,719	(2,243,056)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,426,524	2,354,418	1,612,966	1,539,784	1,337,023
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,545,265	422,725	975,392	1,019,865	(1,000,858)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,907,718)	(7,010,548)	(6,911,901)	(5,536,424)	(9,290,888)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,655,164	4,960,427	3,176,640	1,824,946	2,558,473
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,249,241)	2,158,367	1,500,445	183,637	(821,551)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,370,592	941,758	645,179	569,394	424,525
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,375,988	231,867	428,454	467,791	(332,038)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,163,087)	(2,804,219)	(2,764,760)	(2,100,777)	(4,550,473)
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (88,025)	$ (52,674)	$ (90,100)	$ (17,699)	$ 0